Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: August 10, 2023

Payment Date	8/15/2023
Collection Period Start	7/1/2023
Collection Period End	7/31/2023
Interest Period Start	7/17/2023
Interest Period End	8/14/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$301,672,401.79	$40,660,720.57	$261,011,681.22	0.393570	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,172,552,401.79	$40,660,720.57	$1,131,891,681.22

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,252,182,806.13	$1,208,504,789.19	0.596554
YSOC Amount	$74,882,710.28	$71,865,413.91
Adjusted Pool Balance	$1,177,300,095.85	$1,136,639,375.28
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$301,672,401.79	2.71000%	30/360	$681,276.84
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,172,552,401.79			$3,039,295.26

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,252,182,806.13	$1,208,504,789.19
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,177,300,095.85	$1,136,639,375.28
Number of Receivables Outstanding	71,610	70,568
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	46	45

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,704,197.06
Principal Collections	$43,282,602.90
Liquidation Proceeds	$148,657.78
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$47,135,457.74
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$47,135,457.74

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,043,485.67	$1,043,485.67	$—	$—	$46,091,972.07
Interest - Class A-1 Notes	$—	$—	$—	$—	$46,091,972.07
Interest - Class A-2 Notes	$681,276.84	$681,276.84	$—	$—	$45,410,695.23
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$43,658,768.31
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$43,241,748.64
First Allocation of Principal	$—	$—	$—	$—	$43,241,748.64
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$43,184,936.89
Second Allocation of Principal	$—	$—	$—	$—	$43,184,936.89
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$43,122,744.64
Third Allocation of Principal	$16,933,026.51	$16,933,026.51	$—	$—	$26,189,718.13
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,119,650.30
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,139,650.30
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,139,650.30
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,391,956.24
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,391,956.24
Remaining Funds to Certificates	$2,391,956.24	$2,391,956.24	$—	$—	$—
Total	$47,135,457.74	$47,135,457.74	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$74,882,710.28
Increase/(Decrease)	$(3,017,296.37)
Ending YSOC Amount	$71,865,413.91

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,177,300,095.85	$1,136,639,375.28
Note Balance	$1,172,552,401.79	$1,131,891,681.22
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	28	$395,414.04
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	74	$148,657.78
Monthly Net Losses (Liquidation Proceeds)			$246,756.26
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.33%
Preceding Collection Period			(0.02)%
Current Collection Period			0.24%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$2,484,563.10
Cumulative Net Loss Ratio			0.12%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	108	$2,284,321.37
60-89 Days Delinquent	0.07%	41	$824,248.55
90-119 Days Delinquent	0.03%	16	$338,743.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	165	$3,447,313.13

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$148,059.96
Total Repossessed Inventory		12	$264,839.66

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		57	$1,162,991.76
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.10%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.61	0.05%	29	0.04%